General and Administrative Expenses (Tables)	6 Months Ended
Mar. 31, 2019
General and Administrative Expenses [Abstract]
Company Administration Expenses
Company administration expenses include audit fees, Chief Executive and Chief Financial Officer compensation and other professional fees and expenses and are analyzed as follows:
	For the six months ended March 31, 2018	For the six months ended March 31, 2019
Audit fees	$31,700	$40,400
Chief Executive and Chief Financial Officer compensation	6,000	6,000
Other professional fees	2,862	1,392
Total	$40,562	$47,792